Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2021

Cash paid for amounts included in the measurement of operating lease liabilities	$42,902
Right-of-use assets obtained in exchange for operating lease obligation	$46,985

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	3.3%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
2022	$52,322
2023	40,607
2024	30,417
2025	21,730
2026	15,559
Thereafter	22,828
Total future minimum lease payments	183,463
Less imputed interest	(13,079)
Total	170,384